Restructuring and Other Charges - Schedule of Restructuring and Other Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Layoff costs	$ 3	$ 10	$ 3
Net reversals of previously recorded layoff reserves	(3)	(3)	(1)
Pension and other post-retirement benefits - net settlements (G)	89	0	5
Non-cash asset impairments and accelerated depreciation	0	2	14
Net (gains) loss related to divestitures of assets and businesses	(6)	12	(1)
Other	1	0	3
Total restructuring and other charges	$ 84	$ 21	$ 23